Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Debt securities at FVOCI reserve
Balance as at beginning of year	$ (165)	$ 17	$ 62
Net gains/(losses) from changes in fair value	(34)	(200)	13
Income tax effect	12	59
Transferred to income statement	1	(60)	(65)
Income tax effect		18	21
Loss allowance on debt securities measured at FVOCI	1		1
Other	3	1	(15)
Balance as at end of year	(182)	(165)	17
Equity securities at FVOCI reserve
Balance as at beginning of year	126	111	136
Net gains/(losses) from changes in fair value	14	15	(34)
Income tax effect	2		9
Balance as at end of year	142	126	111
Share-based payment reserve
Balance as at beginning of year	1,983	1,951	1,893
Share-based payment expense	59	32	58
Balance as at end of year	2,042	1,983	1,951
Cash flow hedge reserve
Balance as at beginning of year	152	885	813
Net gains/(losses) from changes in fair value	452	(1,024)	389
Income tax effect	(140)	307	(118)
Transferred to income statements	20	(24)	(285)
Income tax effect	(7)	8	86
Balance as at end of year	477	152	885
Foreign currency translation reserve
Balance as at beginning of year	(138)	(127)	(505)
Exchange differences on translation of foreign operations	(174)	(31)	553
Gains/(losses) on net investment hedges	12	20	(175)
Balance as at end of year	(300)	(138)	(127)
Other reserves
Balance as at beginning of year	(23)	(21)	(21)
Transactions with owners	1	(2)
Balance as at end of year	(22)	(23)	(21)
Total reserves	$ 2,157	$ 1,935	$ 2,816